ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Schedule of major class of assets acquired and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2022	Jul. 20, 2022	Feb. 24, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 0	$ 23,372				$ 19,675
Franchise Global Health Inc. ("FGH") business combination [Member]
Current assets
Cash			$ 730
Trade receivables			2,271
Inventory			2,019
Indemnity receivables			3,415
Prepaid assets			139
Non-current assets
Property, plant, and equipment			452
Right of use assets			115
Intangible assets			6,102
Goodwill			3,716
Total assets			18,959
Current liabilities
Trade payables and accrued liabilities			(6,245)
Current lease liabilities			(98)
Current portion of debt			(1,062)
Long term lease liability			(21)
Deferred Tax			(1,717)
Total liabilities			(9,143)
Total net assets acquired			$ 9,816
Just Brands LLC and High Roller Private Label LLC business combination [Member]
Current assets
Cash					$ 535
Trade receivables					975
Inventory					5,534
Other current assets					540
Non-current assets
Property, plant, and equipment					536
Right of use assets					772
Other non-current assets					127
Intangible assets					4,533
Goodwill					24,898
Total assets					38,450
Current liabilities
Trade payables and accrued liabilities					(2,273)
Current lease liabilities					(644)
Provision for sales tax					(982)
Deferred Tax					(24)
Other current liabilities					(99)
Total liabilities					(4,022)
Total net assets acquired					$ 34,428
No Cap Hemp Co. business combination [Member]
Current assets
Trade receivables				$ 31
Inventory				725
Non-current assets
Goodwill				417
Total assets				1,173
Current liabilities
Trade payables and accrued liabilities				(272)
Total liabilities				(272)
Total net assets acquired				$ 901